UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Moncrief Willingham Energy Advisers, L.P.
Address: 909 Fannin
         Suite 2650
         Houston, Texas  77010

13F File Number:  28-12379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Burton J. Willingham
Title:     Chief Investment Officer
Phone:     713.658.9900

Signature, Place, and Date of Signing:

     Burton J. Willingham     Houston, Texas     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $45,823 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     5158   120000 SH       SOLE                   120000
BRIGHAM EXPLORATION CO         COM              109178103     3732   600000 SH       SOLE                   600000
EDGE PETE CORP DEL             COM              279862106     3756   300000 SH       SOLE                   300000
GEOMET INC DEL                 COM              37250U201     2428   275300 SH       SOLE                   275300
GEOMET INC DEL 144A            COM              37250U201     1937   219600 SH       SOLE                   219600
MARINER ENERGY INC             COM              56845T305     1100    57500 SH       SOLE                    57500
MARINER ENERGY INC 144A        COM              56845T305     2296   120000 SH       SOLE                   120000
PETROHAWK ENERGY CORP          COM              716495106     7507   570000 SH       SOLE                   570000
ROSETTA RESOURCES INC          COM              777779307     6778   330000 SH       SOLE                   330000
TRANSOCEAN INC                 ORD              G90078109     5719    70000 SH       SOLE                    70000
WEATHERFORD INTERNATIONAL LT   COM              G95089101     5412   120000 SH       SOLE                     5412